Related Party Transactions - Additional Information (Detail)									1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 14, 2015 USD ($)	May. 01, 2014 $ / bbl	Mar. 28, 2014 USD ($)	Mar. 17, 2014 USD ($)	Mar. 10, 2014 USD ($)	Dec. 12, 2012 USD ($)	Oct. 11, 2012 USD ($)	Mar. 01, 2012 USD ($)	May. 31, 2014 $ / MMBTU	Nov. 30, 2011 MMBTU / d	Mar. 31, 2015 USD ($) MMBTU / d $ / MMBTU	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Feb. 28, 2014 USD ($)	Oct. 01, 2013 USD ($)
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP																10.00%
Cash received																$ 19,800,000
General and administrative											$ 27,487,000	$ 17,739,000	$ 87,673,000	$ 82,079,000	$ 59,677,000
Received an equity contribution of oil and gas properties															6,900,000
Fee per MMBTU | $ / MMBTU									0.30
Natural gas produced per day | MMBTU / d										50,000
Annual inflationary escalation									3.50%
Price per unit | $ / MMBTU									0.07
Commodity usage charge | $ / MMBTU											0.04
Through November 30, 2019
Related Party Transaction [Line Items]
Payback demand quality per day | MMBTU / d											460,000
Payback demand fee | $ / MMBTU											0.03
July 1, 2016 | Minimum [Member]
Related Party Transaction [Line Items]
Minimum gas volume commitment | MMBTU / d											460,000
Through June 30, 2026 [Member]
Related Party Transaction [Line Items]
Commodity usage charge | $ / MMBTU											0.05
Through June 30, 2026 [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Minimum gas volume commitment | MMBTU / d											460,000
June 30, 2026, and thereafter
Related Party Transaction [Line Items]
Commodity usage charge | $ / MMBTU											0.05
June 30, 2026, and thereafter | Minimum [Member]
Related Party Transaction [Line Items]
Minimum gas volume commitment | MMBTU / d											345,000
Second Plant [Member] | Through November 30, 2019
Related Party Transaction [Line Items]
Commodity usage charge | $ / MMBTU											0.02
Second Plant [Member] | Through November 30, 2019 | Minimum [Member]
Related Party Transaction [Line Items]
Minimum gas volume commitment | MMBTU / d											345,000
NGP Controlled Entity [Member]
Related Party Transaction [Line Items]
Proceeds from divestitures							$ 40,100,000
Proceeds from sale exceeded net book value of properties sold															6,300,000
Natural Gas Partners [Member]
Related Party Transaction [Line Items]
Cash received			$ 3,300,000
Propel Energy [Member]
Related Party Transaction [Line Items]
Cash received			$ 3,300,000
NGPCIF [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP																3.125%
Cash received																$ 19,500,000
Fixed overhead cost per month														20,000
Business acquisition common control purchase price																	$ 63,400,000
Date of acquisition common control											Feb. 28, 2014		Feb. 28, 2014
REO Sponsorship [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price						$ 270,600,000
Working capital and other customary adjustments to Beta acquisition						$ 3,000,000
General and administrative															1,600,000
Cinco Group [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price																		$ 603,000,000
Financing fees equal to a percentage of capital contributions														0	400,000
Cinco Group [Member] | Advisory Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties														300,000	400,000
Cinco Group [Member] | Natural Gas Partners [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price																		$ 507,100,000
MEMP [Member]
Related Party Transaction [Line Items]
Payable to related party														800,000
Oil And Gas Production [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP																23.50%
Oil And Gas Production [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP																6.25%
WildHorse Resources, LLC [Member]
Related Party Transaction [Line Items]
Common stock lock-up agreement period													180 days
Cash received from related party														4,400,000
Primary term of gas processing agreement				15 years
Minimum annual processing fee				$ 18,300,000
WildHorse Resources, LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Primary term of gas processing agreement	15 years
WildHorse Resources, LLC [Member] | First Plant [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Minimum annual processing fee	$ 18,300,000
WildHorse Resources, LLC [Member] | Second Plant [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Minimum annual processing fee	$ 55,000,000
WildHorse Resources, LLC [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Payment to related party														2,600,000	2,300,000
Payable to related party														200,000
BlueStone Natural Resources Holdings, LLC [Member]
Related Party Transaction [Line Items]
Total cash consideration					$ 1,200,000			$ 7,000,000
Amount of gain over the book value					500,000
Gain recognized as contribution					$ 500,000			$ 6,400,000
Undivided interest sold to affiliate								25.00%
WHR Management Company [Member]
Related Party Transaction [Line Items]
Payable to related party														$ 2,400,000
Management fee per month											$ 1,000,000		$ 1,000,000
Employee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties															1,000,000
Boaz [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties															$ 300,000
Classic [Member]
Related Party Transaction [Line Items]
Water disposal fee per barrel | $ / bbl		1.10
Water disposal agreement period		3 years
Cretic Energy Services, LLC [Member]
Related Party Transaction [Line Items]
Drilling and completion expenses											$ 600,000
Adjustments [Member]
Related Party Transaction [Line Items]
Cash received																$ 19,900,000
Adjustments [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Cash received																$ 19,100,000
Received Upon Closing [Member] | NGP Controlled Entity [Member]
Related Party Transaction [Line Items]
Proceeds from divestitures							$ 38,100,000
Until Second Processing Plant Operational | First Plant [Member]
Related Party Transaction [Line Items]
Commodity usage charge | $ / MMBTU											0.02
Until Second Processing Plant Operational | First Plant [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Minimum gas volume commitment | MMBTU / d											115,000